Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,098,373.41

Principal:
Principal Collections	$11,458,261.88
Prepayments in Full	$5,491,477.92
Liquidation Proceeds	$224,984.46
Recoveries	$45,454.74
Sub Total	$17,220,179.00
Collections	$18,318,552.41

Purchase Amounts:
Purchase Amounts Related to Principal	$364,315.15
Purchase Amounts Related to Interest	$1,655.91
Sub Total	$365,971.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,684,523.47

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$18,684,523.47
Servicing Fee	$253,383.49	$253,383.49	$0.00	$0.00	$18,431,139.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,431,139.98
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,431,139.98
Interest - Class A-3 Notes	$59,277.79	$59,277.79	$0.00	$0.00	$18,371,862.19
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$18,112,787.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,112,787.19
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$18,034,531.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,034,531.77
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$17,977,108.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,977,108.44
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$17,904,883.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,904,883.44
Regular Principal Payment	$15,806,038.65	$15,806,038.65	$0.00	$0.00	$2,098,844.79
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,098,844.79
Residuel Released to Depositor	$0.00	$2,098,844.79	$0.00	$0.00	$0.00
Total		$18,684,523.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,806,038.65
Total					$15,806,038.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,806,038.65	$41.38	$59,277.79	$0.16	$15,865,316.44	$41.54
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$15,806,038.65	$14.50	$526,256.54	$0.48	$16,332,295.19	$14.98

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$53,888,898.50	0.1410704	$38,082,859.85	0.0996934
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$273,338,898.50	0.2507121	$257,532,859.85	0.2362145

Pool Information
Weighted Average APR	4.481%	4.498%
Weighted Average Remaining Term	31.14	30.47
Number of Receivables Outstanding	26,262	25,287
Pool Balance	$304,060,187.35	$286,350,742.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$273,338,898.50	$257,532,859.85
Pool Factor	0.2533835	0.2386256

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$28,817,883.00
Targeted Overcollateralization Amount	$28,817,883.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,817,883.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	32

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		92	$170,405.09
(Recoveries)		96	$45,454.74
Net Losses for Current Collection Period			$124,950.35
Cumulative Net Losses Last Collection Period			$7,390,243.60
Cumulative Net Losses for all Collection Periods			$7,515,193.95

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.85%	585	$8,167,212.00
61-90 Days Delinquent	0.36%	69	$1,030,020.53
91-120 Days Delinquent	0.08%	13	$232,898.17
Over 120 Days Delinquent	0.32%	58	$917,756.32
Total Delinquent Receivables	3.61%	725	$10,347,887.02

Repossession Inventory:
Repossessed in the Current Collection Period		24	$460,324.61
Total Repossessed Inventory		34	$649,235.20

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5957%
Preceding Collection Period			0.2667%
Current Collection Period			0.5079%
Three Month Average			0.4568%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4985%
Preceding Collection Period			0.4950%
Current Collection Period			0.5536%
Three Month Average			0.5157%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer